Financial Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instrument Detail [Abstract]
Cash And Loans Advances Maturities Profile [Text Block]
Cash and loans advanced maturity profile

		2012				2011
Maturity date	Currency	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %
All less than one year		$1	2.50	611	0.30	10	0.48	467	0.20
	ZAR	780	3.55	215	2.10	3,030	5.50	164	3.55
	AUD	-	-	29	3.00	81	4.65	23	4.45
	BRL	-	-	34	7.51	-	-	27	6.61
	ARS	-	-	73	15.00	-	-	1	10.23
	NAD	-	-	2	4.30	-	-	119	4.08

Borrowing Maturity Profile [Text Block]
Borrowings maturity profile

			Between		Between
	Within one year		one and two years		two and five years		After five years		Total
Currency	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)
	$669	5.7	691	3.5	6	2.9	1,741	5.5	3,107
ZAR	1,521	5.7	8	9.8	59	9.8	186	9.8	1,774
BRL	4	9.3	2	5.8	-	-	2	4.5	8
NAD	68	8.4	84	8.4	34	8.4	-	-	186
AUD	-	-	-	-	256	5.1	-	-	256

Interest Rate Risk [Text Block]
Interest rate risk

	Fixed for less than one year		Fixed for between one and three years		Fixed for greater than three years		Total
Currency	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)
	$669	5.7	693	3.5	1,745	5.4	3,107
ZAR	1,521	5.7	25	9.8	228	9.8	1,774
BRL	4	9.3	2	5.8	2	4.5	8
NAD	68	8.4	118	8.4	-	-	186
AUD	-	-	256	5.1	-	-	256

Fair Value By Balance Sheet Grouping [Text Block]
	December 31, 2012		December 31, 2011
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$
Cash and cash equivalents	892	892	1,112	1,112
Restricted cash	64	64	58	58
Short-term debt	(271)	(271)	(30)	(30)
Short-term debt at fair value	(588)	(588)	(2)	(2)
Long-term debt	(2,750)	(2,871)	(1,715)	(1,857)
Long-term debt at fair value	-	-	(758)	(758)
Derivatives	(10)	(10)	(93)	(93)
Marketable equity securities - available for sale	69	69	82	82
Marketable debt securities - held to maturity	7	11	8	11
Non-marketable equity securities - available for sale	2	2	-	-
Non-marketable assets - held to maturity	3	3	2	2
Non-marketable debt securities - held to maturity	86	86	85	85

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Text Block]
	December 31, 2012
	Liabilities
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Option component of convertible bonds	Non-current liabilities - derivatives	(9)	(9)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(10)	(10)

	December 31, 2011
	Liabilities
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Option component of convertible bonds	Non-current liabilities - derivatives	(92)	(92)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(93)	(93)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
	Non-hedge derivative (gain)/loss recognized

		Year ended December 31,
		2012	2011	2010

		$	$	$
	Realized (1)
	Forward sales type agreements - commodity	-	-	377
	Option contracts - commodity	-	-	2,573
	Forward sales agreements - currency	-	-	13
	Option contracts - currency	-	-	(3)
	Interest rate swaps - Gold	-	-	15
		-	-	2,975	(2)

	Unrealized (1)
	Forward sales type agreements - commodity	-	-	(265)
	Option contracts - commodity	-	-	(1,999)
	Interest rate swaps - Gold	-	-	(13)
	Option component of convertible bonds	(83)	(84)	1
	Other commodity contracts	(10)	-	-
	Embedded derivatives	-	1	(1)
	Warrants on shares	-	-	5
		(93)	(83)	(2,272)

	Non-hedge derivatives (gain)/loss	(93)	(83)	703

(1)	Realized and unrealized gains and losses on non-hedge derivatives are included in "Non-hedge derivative (gain)/loss and movement on bonds" in the income statement.
(2)	Included $2,698 million loss related to the final tranche of the accelerated hedge buy-back executed during 2010.

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2012	Changes in fair value recognized in 2012	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2012
	$	$	$	$
Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value recognized in 2011	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2011
	$	$	$	$
Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

Maturity Profile of derivatives at carrying value
Maturity profile of derivatives, at carrying value

	Total $		2012 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	-		-	-
Amounts maturing between one and two years	(9)	1	-	(9)
Amounts maturing between two and five years	-		-	-
Amounts to mature thereafter	(1)		-	(1)
Total	(10)		-	(10)

	Total $	2011 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	-	-	-
Amounts maturing between one and two years	-	-	-
Amounts maturing between two and five years	(92)	-	(92)
Amounts to mature thereafter	(1)	-	(1)
Total	(93)	-	(93)

Schedule Of Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transferor Servicing Assets Or Servicing Liabilities [Text Block]
	2012
	Change in underlying factor	Non-hedge accounted	Total change in fair value
		$	$
Convertible bonds
AngloGold Ashanti Limited share price ($)	Spot (+$5)	(14)	(14)
AngloGold Ashanti Limited share price ($)	Spot (-$5)	7	7

Foreign Exchange Risk [Text Block]
	2012
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/$)	Spot (+R1)	(22)
BRL denominated (BRL/$)	Spot (+BRL0.25)	-
NAD denominated (NAD/$)	Spot (+NAD1)	(2)
AUD denominated (AUD/$)	Spot (+AUD0.05)	(13)

	2012
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/$)	Spot (-R1)	28
BRL denominated (BRL/$)	Spot (-BRL0.25)	1
NAD denominated (NAD/$)	Spot (-NAD1)	3
AUD denominated (AUD/$)	Spot (-AUD0.05)	14